Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies
Rental expense of operating lease	$ 11,700,000	$ 8,400,000	$ 7,600,000
Operating leases commitment
Total	32,250,000
Less than One Year	15,204,000
One to Three Years	16,036,000
Three to Five Years	1,010,000
Purchase commitments
Total	102,259,000
Less than One Year	84,173,000
One to Three Years	16,892,000
Three to Five Years	558,000
More than Five Years	$ 636,000